Income taxes (Tables)	11 Months Ended
Mar. 31, 2015
Income Taxes Tables
Income tax provision (benefit)

The income tax provision (benefit) for the period ended March 31, 2015 are as follows:

U.S. federal:
Current	$–
Deferred	(147,712)
State and local:
Current	–
Deferred	(21,722)
Change in valuation allowance	169,434
Income tax provision (benefit)	$–

Deferred tax assets

Significant components of deferred tax assets are as follows as of March 31, 2015:

U.S. federal and state tax net operating loss carryovers	$159,721
Fixed assets and other	9,713
Total deferred tax assets	169,434
Less: valuation allowance	(169,434)
Net deferred tax asset	$–

Statutory federal income tax rate

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective tax rate for the period ended March 31, 2015 is as follows:

March 31, 2015
U.S. federal statutory rate	(34.00)%
State income taxes, net of federal benefit	(3.96)
Change in valuation allowance	37.96
Effective rate of income tax	(0.00)%